MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale:
Amortized cost	$ 12,032	$ 716
Unrealized losses	(232)	0
Unrealized gains	115	138
Market value	11,915	854
Equity funds [Member]
Available-for-sale:
Amortized cost	116	119
Unrealized losses	0	0
Unrealized gains	115	110
Market value	231	229
Government bonds [Member]
Available-for-sale:
Amortized cost	11,916	407
Unrealized losses	(232)	0
Unrealized gains	0	3
Market value	11,684	410
Commercial bonds [Member]
Available-for-sale:
Amortized cost	0	190
Unrealized losses	0	0
Unrealized gains	0	25
Market value	$ 0	$ 215